LEASES (Details 4) $ in Millions	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Future minimum operating leases	$ 1
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Future minimum operating leases	$ 1